Analysis of performance by segment - Additional analysis of performance by segment components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional analysis of performance by segment
Earned premiums, net of reinsurance		$ 10,312	$ 43,481	$ 44,431
Other income		670	700	531
Total revenue		10,982	44,181	44,962
Interest income		4,377	4,607	4,210
Other investment return		40,614	44,948	(13,327)
Total revenue, net of reinsurance		55,973	93,736	35,845
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(48,205)	(83,905)	(23,426)
Interest payable on core structural borrowings		(337)	(516)	(547)
Acquisition costs and other expenditure		(5,481)	(7,283)	(8,527)
Loss attaching to corporate transactions		(48)	(142)	(107)
Total charges net of reinsurance		(54,071)	(91,846)	(32,607)
Share of profit from joint ventures and associates, net of related tax		517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	2,419	2,287	3,557
Tax charge attributable to policyholders' returns		(271)	(365)	(107)
Profit before tax attributable to shareholders' returns		2,148	1,922	3,450
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		2,148	1,922	3,450
Short-term fluctuations in investment returns on shareholder-backed business		4,841	3,203	791
Amortisation of acquisition accounting adjustments		39	43	61
(Gain) loss attaching to corporate transactions		(1,521)	142	107
Adjusted operating profit		5,507	5,310	4,409
Operating segments after elimination of intra-group amounts, before unallocated
Additional analysis of performance by segment
Earned premiums, net of reinsurance		10,168	43,391	44,382
Other income		664	609	479
Total revenue		10,832	44,000	44,861
Operating segments after elimination of intra-group amounts, before unallocated | Asia
Additional analysis of performance by segment
Earned premiums, net of reinsurance		21,726	22,649	21,221
Other income		609	548	412
Total revenue		22,335	23,197	21,633
Operating segments after elimination of intra-group amounts, before unallocated | Asia insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance		21,726
Other income		192
Total revenue		21,918
Operating segments after elimination of intra-group amounts, before unallocated | Asia asset management
Additional analysis of performance by segment
Other income		417
Total revenue		417
Operating segments after elimination of intra-group amounts, before unallocated | US
Additional analysis of performance by segment
Earned premiums, net of reinsurance		(11,558)	20,742	23,161
Other income		55	61	67
Total revenue		(11,503)	20,803	23,228
Operating segments after elimination of intra-group amounts, before unallocated | US insurance operations
Additional analysis of performance by segment
Earned premiums, net of reinsurance		(11,558)
Other income		4
Total revenue		(11,554)
Operating segments after elimination of intra-group amounts, before unallocated | US asset management
Additional analysis of performance by segment
Other income		51
Total revenue		51
Operating segments
Additional analysis of performance by segment
Interest income		4,341	4,540	4,142
Other investment return		40,604	45,029	(13,411)
Total revenue, net of reinsurance		55,814	93,603	35,715
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(48,105)	(83,853)	(23,400)
Interest payable on core structural borrowings		(21)	(20)	(20)
Acquisition costs and other expenditure		(4,810)	(6,559)	(7,935)
Loss attaching to corporate transactions		(18)	265	(66)
Total charges net of reinsurance		(52,954)	(90,167)	(31,421)
Share of profit from joint ventures and associates, net of related tax		517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		3,377	3,833	4,613
Tax charge attributable to policyholders' returns		(271)	(365)	(107)
Profit before tax attributable to shareholders' returns		3,106	3,468	4,506
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		3,106	3,468	4,506
Short-term fluctuations in investment returns on shareholder-backed business		4,869	3,100	818
Amortisation of acquisition accounting adjustments		39	43	61
(Gain) loss attaching to corporate transactions		(1,551)	(265)	66
Adjusted operating profit		6,463	6,346	5,451
Operating segments | Asia
Additional analysis of performance by segment
Interest income		1,961	1,569	1,450
Other investment return		11,755	13,406	(4,326)
Total revenue, net of reinsurance		36,051	38,172	18,813
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(28,488)	(29,119)	(11,664)
Acquisition costs and other expenditure		(3,989)	(5,157)	(5,162)
Loss attaching to corporate transactions			265	(15)
Total charges net of reinsurance		(32,477)	(34,011)	(16,841)
Share of profit from joint ventures and associates, net of related tax		517	397	319
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		4,091	4,558	2,291
Tax charge attributable to policyholders' returns		(271)	(365)	(107)
Profit before tax attributable to shareholders' returns		3,820	4,193	2,184
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		3,820	4,193	2,184
Short-term fluctuations in investment returns on shareholder-backed business		607	(657)	684
Amortisation of acquisition accounting adjustments		5	5	5
(Gain) loss attaching to corporate transactions		(765)	(265)	15
Adjusted operating profit		3,667	3,276	2,888
Operating segments | Asia insurance operations
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit		3,384	2,993	2,646
Operating segments | Asia asset management
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit		283	283	242
Operating segments | US
Additional analysis of performance by segment
Interest income		2,380	2,971	2,692
Other investment return		28,849	31,623	(9,085)
Total revenue, net of reinsurance		19,763	55,431	16,902
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(19,617)	(54,734)	(11,736)
Interest payable on core structural borrowings		(21)	(20)	(20)
Acquisition costs and other expenditure		(821)	(1,402)	(2,773)
Loss attaching to corporate transactions		(18)		(51)
Total charges net of reinsurance		(20,477)	(56,156)	(14,580)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		(714)	(725)	2,322
Profit before tax attributable to shareholders' returns		(714)	(725)	2,322
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		(714)	(725)	2,322
Short-term fluctuations in investment returns on shareholder-backed business		4,262	3,757	134
Amortisation of acquisition accounting adjustments		34	38	56
(Gain) loss attaching to corporate transactions		(786)		51
Adjusted operating profit		2,796	3,070	2,563
Operating segments | US insurance operations
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit		2,787	3,038	2,552
Operating segments | US asset management
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Adjusted operating profit		9	32	11
Operations within segments | Asia insurance operations
Additional analysis of performance by segment
Interest income		1,956
Other investment return		11,729
Total revenue, net of reinsurance		35,604
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(28,488)
Acquisition costs and other expenditure		(3,708)
Total charges net of reinsurance		(32,196)
Share of profit from joint ventures and associates, net of related tax		400
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		3,808
Tax charge attributable to policyholders' returns		(271)
Profit before tax attributable to shareholders' returns		3,537
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		3,537
Short-term fluctuations in investment returns on shareholder-backed business		607
Amortisation of acquisition accounting adjustments		5
(Gain) loss attaching to corporate transactions		(765)
Adjusted operating profit		3,384
Operations within segments | Asia asset management
Additional analysis of performance by segment
Interest income		5
Other investment return		26
Total revenue, net of reinsurance		612
Acquisition costs and other expenditure		(446)
Total charges net of reinsurance		(446)
Share of profit from joint ventures and associates, net of related tax		117
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		283
Profit before tax attributable to shareholders' returns		283
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		283
Adjusted operating profit		283
Operations within segments | US insurance operations
Additional analysis of performance by segment
Interest income		2,380
Other investment return		28,848
Total revenue, net of reinsurance		19,674
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(19,617)
Interest payable on core structural borrowings		(21)
Acquisition costs and other expenditure		(741)
Loss attaching to corporate transactions		(18)
Total charges net of reinsurance		(20,397)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		(723)
Profit before tax attributable to shareholders' returns		(723)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		(723)
Short-term fluctuations in investment returns on shareholder-backed business		4,262
Amortisation of acquisition accounting adjustments		34
(Gain) loss attaching to corporate transactions		(786)
Adjusted operating profit		2,787
Operations within segments | US asset management
Additional analysis of performance by segment
Other investment return		1
Total revenue, net of reinsurance		167
Acquisition costs and other expenditure		(158)
Total charges net of reinsurance		(158)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		9
Profit before tax attributable to shareholders' returns		9
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		9
Adjusted operating profit		9
Elimination of intra-segment amounts | Asia
Additional analysis of performance by segment
Total revenue		165
Total revenue, net of reinsurance		(165)
Acquisition costs and other expenditure		165
Total charges net of reinsurance		165
Elimination of intra-segment amounts | Asia insurance operations
Additional analysis of performance by segment
Total revenue		(1)
Elimination of intra-segment amounts | Asia asset management
Additional analysis of performance by segment
Total revenue		(164)
Elimination of intra-segment amounts | US
Additional analysis of performance by segment
Total revenue		78
Total revenue, net of reinsurance		(78)
Acquisition costs and other expenditure		78
Total charges net of reinsurance		78
Elimination of intra-segment amounts | US asset management
Additional analysis of performance by segment
Total revenue		(115)
Elimination of intra-group amounts
Additional analysis of performance by segment
Total revenue		(37)	(34)	(123)
Elimination of intra-group amounts | Asia
Additional analysis of performance by segment
Total revenue				(56)
Elimination of intra-group amounts | US
Additional analysis of performance by segment
Total revenue		(37)	(34)	(67)
Unallocated to a segment (Other operations)
Additional analysis of performance by segment
Earned premiums, net of reinsurance		144	90	49
Other income		6	91	52
Total revenue		150	181	101
Interest income		36	67	68
Other investment return		10	(81)	84
Total revenue, net of reinsurance		159	133	130
Benefits and claims and movement in unallocated surplus of with-profits funds, net of reinsurance		(100)	(52)	(26)
Interest payable on core structural borrowings		(316)	(496)	(527)
Acquisition costs and other expenditure		(671)	(724)	(592)
Loss attaching to corporate transactions		(30)	(407)	(41)
Total charges net of reinsurance		(1,117)	(1,679)	(1,186)
Profit before tax (being tax attributable to shareholders' and policyholders' returns)		(958)	(1,546)	(1,056)
Profit before tax attributable to shareholders' returns		(958)	(1,546)	(1,056)
Analysis of profit (loss) before tax attributable to shareholders' returns from continuing operations:
Profit (loss) before tax		(958)	(1,546)	(1,056)
Short-term fluctuations in investment returns on shareholder-backed business		(28)	103	(27)
(Gain) loss attaching to corporate transactions		30	407	41
Adjusted operating profit		$ (956)	$ (1,036)	$ (1,042)

[1]	This measure is the formal profit before tax measure under IFRS Standards. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge of the Company under IAS 12. Consequently, the IFRS profit before tax measure is not representative of pre-tax profit attributable to shareholders as it is determined after deducting the cost of policyholder benefits and movements in the liability for unallocated surplus of with-profits funds after adjusting for tax borne by policyholders.